Retirement And Severance Benefits (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Benefit Obligations [Member]	Mar. 31, 2011 Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		¥ 2,246,385	¥ 2,184,954
Estimated prior service benefit amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2013	22,259
Estimated actuarial loss amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2013	32,802
Percentage of investments, equity securities	40.00%
Percentage of investments, debt securities	40.00%
Percentage of investments, other investments	20.00%
Expected contribution in fiscal 2013	89,796
Future benefit payments, 2013	116,691
Future benefit payments, 2014	116,306
Future benefit payments, 2015	119,053
Future benefit payments, 2016	120,245
Future benefit payments, 2017	118,469
Future benefit payments, 2018 - 2022	¥ 643,928